Benefit Plans (Policies)	12 Months Ended
Dec. 31, 2012
Pension And Other Postretirement Plans

We sponsor a qualified pension plan and two unfunded nonqualified pension plans. Substantially all of our employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. We sponsor OPEB plans to provide health and life insurance benefits for retired employees.

We recognize the funded status associated with our defined benefit pension and OPEB plans in the balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. We recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. We record a regulatory asset instead of other comprehensive income for qualifying benefit costs of our regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Appalachian Power Co [Member]
Pension And Other Postretirement Plans

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans. Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries' participation in AEP's benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same. This section details the assumptions that apply to all Registrant Subsidiaries and the rate of compensation increase for each subsidiary.

The Registrant Subsidiaries recognize the funded status associated with defined benefit pension and OPEB plans in their balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. The Registrant Subsidiaries recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. The Registrant Subsidiaries record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Indiana Michigan Power Co [Member]
Pension And Other Postretirement Plans

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans. Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries' participation in AEP's benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same. This section details the assumptions that apply to all Registrant Subsidiaries and the rate of compensation increase for each subsidiary.

The Registrant Subsidiaries recognize the funded status associated with defined benefit pension and OPEB plans in their balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. The Registrant Subsidiaries recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. The Registrant Subsidiaries record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Ohio Power Co [Member]
Pension And Other Postretirement Plans

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans. Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries' participation in AEP's benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same. This section details the assumptions that apply to all Registrant Subsidiaries and the rate of compensation increase for each subsidiary.

The Registrant Subsidiaries recognize the funded status associated with defined benefit pension and OPEB plans in their balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. The Registrant Subsidiaries recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. The Registrant Subsidiaries record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Public Service Co of Oklahoma [Member]
Pension And Other Postretirement Plans

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans. Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries' participation in AEP's benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same. This section details the assumptions that apply to all Registrant Subsidiaries and the rate of compensation increase for each subsidiary.

The Registrant Subsidiaries recognize the funded status associated with defined benefit pension and OPEB plans in their balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. The Registrant Subsidiaries recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. The Registrant Subsidiaries record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Southwestern Electric Power Co [Member]
Pension And Other Postretirement Plans

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans. Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries' participation in AEP's benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same. This section details the assumptions that apply to all Registrant Subsidiaries and the rate of compensation increase for each subsidiary.

The Registrant Subsidiaries recognize the funded status associated with defined benefit pension and OPEB plans in their balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. The Registrant Subsidiaries recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. The Registrant Subsidiaries record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.